Accrued expenses (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

	As of March 31,
	2025	2024
Accrued payroll	$330,812	$37,224
Accrued rental fee	167,358	65,607
Accrued Interest	12,000	—
Amount due to third parties	3,283	3,322
Other	3,160	323
Accrued expenses – Continuing operations	$516,613	$106,476
Accrued expenses – Discontinued operations	—	1,108,409
Total	$516,613	$1,214,885